Material accounting estimates and judgments	12 Months Ended
Dec. 31, 2025
Significant accounting estimates and judgments [Abstract]
Material accounting estimates and judgments [Text Block]

4 Material accounting estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments and estimates and form assumptions that affect the reporting amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.

On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, revenue, and expenses.  Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates.  Actual outcomes may differ from these estimates under different assumptions and conditions.  Revisions to estimates and the resulting effects on the carrying amounts of the Company's assets and liabilities are accounted for prospectively.

Key areas of judgment

Functional currency

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company's functional and local currency is the Canadian dollar.  The functional currency of the Company's subsidiaries is the US dollar.  The determination of functional currency may require certain judgments to determent the primary economic environment.  The Company reconsiders the functional currency used when there is a change in events and conditions which determined the primary economic environment.

Assets' carrying values and impairment charges

In determining carrying values and impairment charges the Company looks at recoverable amounts, defined as the higher of value in use or fair value less cost to sell in the case of assets, and at objective evidence that identifies significant or prolonged decline of fair value on financial assets indicating impairment.  These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period.

Going concern of operations

These consolidated financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern. If the going concern assumption was not used, then the adjustments required to report the Company's assets and liabilities on a liquidation basis could be material to these financial statements.

Marketable securities

The determination of the fair value requires significant judgement by the Company, on the date of purchase, and at each reporting date thereafter, consistent with fair value accounting guidance in accordance with IFRS 13, Fair Value Measurement.

Tax

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income.  Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable earnings will be available against which the losses can be utilized.  Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable earnings together with future tax planning strategies.

Key sources of estimation uncertainty

Share-based payments

Amounts recorded for share-based payments are subject to the inputs used in the Black-Scholes option pricing model, including estimates such as volatility, forfeiture, dividend yield and expected option life.

Convertible debentures

Convertible debentures are separated into their liability and equity components on the statement of financial position. The liability component is initially recognized at fair value, calculated as the net present value of the liability, using estimated interest rates based upon non-convertible debentures issued by comparable issuers, and accounted for at amortized cost using the effective interest rate method.

Derivative Liability

The Company measures the fair value of the derivative by reference to the fair value on the convertible debenture issuance date with an estimated life ending on the convertible debenture maturity date and revalues them at each reporting date. In determining the fair value for the derivative liability, the Company used the Geometric Brownain motion model with the following assumptions: annualized volatility rate; market price of shares at the reporting date; risk-free interest rate; the remaining expected life of the embedded derivatives and an exchange rate at the reporting date. Changes to these estimates could result in the fair value of the derivative liability being less than or greater than the amount recorded.

Joint venture settlement obligation

The liability is initially recognized at fair value, calculated as the net present value of the liability, using estimated interest rates based upon debt issued by comparable issuers, and accounted for at amortized cost using the effective interest rate method.